Long-term Debt and Other Financing Debt Maturities (Details 2) $ in Millions	Dec. 31, 2017 USD ($)
Maturities of Long-term Debt [Abstract]
2018 debt maturities	$ 0.0
2019 debt maturities	150.0
2020 debt maturities	7.3
2021 debt maturities	406.2
2022 debt maturities	$ 450.0